united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 2/28

Date of reporting period: 11/30/14

Item 1. Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2014
Shares	Security	Value

	COMMON STOCK - 13.62%
	BANKS - 0.66%
11,000	Bank of Hawaii Corp. ^	$ 633,930
8,500	Bank of Montreal ^	626,365
		1,260,295
	CHEMICALS - 0.36%
2,000	Potash Corp. of Saskatchewan, Inc. ^	695,200

	ELECTRIC - 0.37%
20,000	PPL Corp. ^	710,600

	FOOD - 0.82%
17,000	Kraft Foods Group, Inc. ^	1,022,890
13,000	Unilever PLC - ADR	547,820
		1,570,710
	GAS - 0.99%
15,000	AGL Resources, Inc. ^	784,650
32,000	NGL Energy Partners LP ^	1,116,800
		1,901,450
	HOUSEWARES - 0.26%
7,500	Tupperware Brands Corp.	504,375

	INVESTMENT FIRMS - 0.19%
22,620	Ares Capital Corp.	372,099

	OIL & GAS - 1.30%
55,000	Crestwood Equity Partners LP ^	495,000
40,000	CVR Refining LP ^	891,600
10,000	Diamond Offshore Drilling, Inc. ^	293,700
18,000	Summit Midstream Partners LP ^	817,200
		2,497,500
	OIL & GAS SERVICES - 0.19%
19,000	World Point Terminals LP	360,430

	PHARMACEUTICALS - 1.07%
21,000	GlaxoSmithKline PLC - ADR	975,450
2,200	Merck & Co., Inc. ^	132,880
30,000	Pfizer, Inc. ^	934,500
		2,042,830
	PIPELINES - 4.20%
45,000	Crestwood Midstream Partners LP ^	903,600
26,500	Enable Midstream Partners LP ^	533,180
30,000	Enbridge Energy Partners LP ^	1,125,000
16,000	Energy Transfer Partners LP ^	1,042,720
26,000	Holly Energy Partners LP ^	874,900
189	Kinder Morgan, Inc. ^	7,816
96,570	Niska Gas Storage Partners LLC	449,050
17,000	Plains All American Pipeline LP ^	874,650
7,000	Spectra Energy Partners LP	377,790
21,000	TransMontaigne Partners LP	775,110
21,000	Williams Partners LP	1,086,540
		8,050,356
	RETAIL - 0.26%
35,000	Staples, Inc. ^	492,100

	SOFTWARE - 0.37%
23,000	CA, Inc. ^	716,450

	TELECOMMUNICATIONS - 0.94%
25,000	AT&T, Inc. ^	884,500
18,000	Verizon Communications, Inc. ^	910,620
		1,795,120

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014
Shares	Security	Value

	TOYS/GAMES - 0.41%
25,000	Mattel, Inc. ^	$ 788,750

	TRANSPORTATION - 1.23%
20,000	Martin Midstream Partners LP ^	700,600
28,000	Golar LNG Partners LP ^	921,200
20,500	Teekay LNG Partners LP ^	738,410
		2,360,210

	TOTAL COMMON STOCK	26,118,475
	(Cost - $26,837,184)

	EXCHANGE TRADED FUND - 0.82%
	DEBT FUND - 0.39%
15,000	ProShares UltraShort 20+ Year Treasury *	747,000

	EQUITY FUND - 0.43%
37,500	ProShares UltraShort S&P 500 *	827,250

	TOTAL EXCHANGED TRADED FUND
	(Cost - $ 1,755,703)	1,574,250

	REAL ESTATE INVESTMENT TRUSTS - 43.89%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 5.99%
605,254	American Realty Capital Properties, Inc.	5,689,389
7,500	Corrections Corp. Of America	271,875
5,500	EPR Properties	307,945
16,000	Hospitality Properties Trust	489,600
22,000	Senior Housing Properties Trust	495,660
218,219	United Development Funding	4,229,083
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	11,483,552

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 37.90%
397,838	American Realty Capital Healthcare Trust II, Inc. #	9,686,341
707,027	American Realty Capital Retail Centers of America, Inc. #	7,212,227
432,432	American Realty Capital Trust Global, Inc. #	4,226,495
188,108	American Realty Capital Trust V, Inc. #	4,316,637
228,122	Carey Watermark Investors, Inc. #	2,110,130
584,288	Cottonwood Residential, Inc. #	7,525,633
738,378	CV Mission Critical REIT, Inc. #	7,383,263
198,378	Hines Global REIT, Inc. #	2,274,194
432,432	NorthStar Health Care, Inc. #	4,000,000
432,432	NorthStar Real Estate II #	4,000,000
764,346	NorthStar Real Estate Income Trust, Inc. #	8,681,969
593,514	Phillips Edison ARC Shopping Center REIT, Inc. #	6,560,633
388,931	Steadfast Income REIT, Inc. #	4,648,158
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	72,625,680

	TOTAL REAL ESTATE INVESTMENT TRUSTS	84,109,232
	(Cost - $76,165,835)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 20.89%
1,215,151	Business Development Corporation of America #	12,588,968
590,554	Cion Investment Corp. #	5,704,750
1,188,069	Corporate Capital Trust #	12,418,887
978,323	Sierra Income Corp. #	9,321,463
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	40,034,068
	(Cost - $39,491,150)

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014
Shares	Security		Value

	PRIVATE INVESTMENTS FUNDS - 12.00%
3	Aim Infrastucture MLP Fund II LP #		$ 1,576,130
7,869	Clarion Lion Properties Fund #		8,876,620
2	Ovation Alternative Income Fund #		5,044,092
818,599	TriLinc Global Impact Fund Class I #		7,500,000
	TOTAL PRIVATE INVESTMENTS FUNDS		22,996,842
	(Cost - $22,912,500)
		Interest Rate (%)
	PREFERRED STOCK - 6.99%
	BANKS - 2.35%
17,000	Cullen/Frost Bankers, Inc.	5.3750	412,250
39,000	Deutsche Bank Contingent Capital Trust V	8.0500	1,110,720
29,500	First Republic Bank	6.7000	789,715
46,000	JP Morgan Chase Capital XXIX	6.7000	1,189,560
38,543	SVB Capital II	7.0000	996,098
			4,498,343
	CLOSED-END FUNDS - 0.27%
20,000	General American Investors Co., Inc.	5.9500	521,800

	DIVERSIFIED FINANCIAL SERVICES - 1.05%
42,000	Morgan Stanley Capital Trust VI		1,075,200
19,100	SLM Corp.	6.6000	935,900
		6.9700	2,011,100
	ELECTRIC - 0.58%
7,335	Duquesne Light Co.	6.5000	374,085
30,000	SCE Trust I	5.6250	747,000
			1,121,085
	INSURANCE - 0.50%
35,000	Partnerre, Ltd.	7.2500	950,250

	OFFICE/BUSINESS EQUIPMENT - 0.03%
2,000	Pitney Bowes, Inc.	6.7000	53,620

	REITS - 2.21%
30,231	Digital Realty Trust, Inc.	7.0000	783,587
35,000	Equity Commonwealth	7.2500	896,350
28,500	Health Care REIT, Inc.	6.5000	745,275
40,000	Public Storage	6.8750	1,056,400
29,000	Vornado Realty Trust	6.6250	745,010
			4,226,622

	TOTAL PREFERRED STOCK		13,382,820
	(Cost - $12,998,404)

	SHORT-TERM INVESTMENTS - 1.91%
	MONEY MARKET FUND - 1.91%
3,655,510	AIM STIT-Government & Agency Portfolio, 0.00% +		3,655,510
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $3,655,510)

	TOTAL INVESTMENTS - 100.12%
	(Cost - $183,816,286) (a)		$ 191,871,197
	CALL OPTIONS WRITTEN - (0.37) %		(716,594)
	OTHER ASSETS LESS LIABILITIES - 0.25%		484,425
	NET ASSETS - 100.00%		$ 191,639,028

* Non-income producing.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $135,655,590 or 70.79% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on November 30, 2014.
^ Each stock position is subject to written call options.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014
		Value

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including call options written is $183,498,338 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 10,040,148
	Unrealized depreciation:	(1,667,289)
	Net unrealized appreciation:	$ 8,372,859

Contracts (1)	Security
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.37) %
150	AGL Resources, Inc.	12,000
	Expiration April 2015, Exercise Price $55.00
250	AT&T, Inc.	31,250
	Expiration April 2015, Exercise Price $35.00
110	Bank of Hawaii Corp.	15,400
	Expiration April 2015, Exercise Price $60.00
85	Bank of Montreal	12,750
	Expiration March 2015, Exercise Price $75.00
150	CA, Inc.	375
	Expiration January 2015, Exercise Price $35.00
550	Crestwood Equity Partners LP	30,250
	Expiration April 2015, Exercise Price $10.00
450	Crestwood Midstream Partners LP	18,000
	Expiration April 2015, Exercise Price $22.50
330	CVR Refining LP	825
	Expiration December 2014, Exercise Price $27.50
100	Diamond Offshore Drilling, Inc.	1,000
	Expiration March 2014, Exercise Price $43.50
265	Enable Midstream Partners, LP	2,650
	Expiration January 2015, Exercise Price $25.00
300	Enbridge Energy Partners LP	36,000
	Expiration January 2015, Exercise Price $37.50
160	Energy Transfer Equity LP	134,400
	Expiration January 2015, Exercise Price $57.50
280	Golar LNG Partners LP	28,000
	Expiration May 2015, Exercise Price $35.00
260	Holly Energy Partners LP	29,900
	Expiration May 2015, Exercise Price $35.00
2	Kinder Morgan, Inc.	1,320
	Expiration December 2014, Exercise Price $37.50
170	Kraft Foods Group, Inc.	54,060
	Expiration March 2015, Exercise Price $57.50
200	Martin Midstream Partners LP	1,000
	Expiration January 2015, Exercise Price $40.00
250	Mattel, Inc.	27,500
	Expiration April 2015, Exercise Price $33.00
22	Merck & Co., Inc.	16,214
	Expiration January 2015, Exercise Price $52.50
500	NGL Energy Part LP	67,200
	Expiration April 2015, Exercise Price $35.00
300	Pfizer, Inc.	58,200
	Expiration March 2015, Exercise Price $30.00
150	Plains All Amerrican Pipeline LP	2,250
	Expiration February 2015, Exercise Price $60.00
200	Potash Corp. of Saskatchewan, Inc.	16,600
	Expiration March 2015, Exercise Price $37.00
200	PPL Corp.	17,000
	Expiration January 2015, Exercise Price $35.00
350	Staples, Inc.	49,000
	Expiration March 2015, Exercise Price $13.00
180	Summit Midstream Partners LP	13,050
	Expiration March 2015, Exercise Price $50.00
200	Teekay LNG Partners LP	8,000
	Expiration May 2015, Exercise Price $42.50

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014
Contracts (1)	Security	Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (0.37) %
180	Verizon Communications, Inc.	$ 32,400
	Expiration April 2015, Exercise Price $50.00
	TOTAL CALL OPTIONS WRITTEN	716,594
	(Proceeds - $718,747)

(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.
Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.
When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).
Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.
The non-traded Business Development Corporations provide weekly and monthly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the Advisor will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Corporations are categorized as Level 2 in the fair value hierarchy.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,118,475	$ -	$ -	$ 26,118,475
Real Estate Investment Trusts	11,483,552	40,201,479	32,424,201	84,109,232
Non-Traded Business Development Corporations	-	34,329,318	5,704,750	40,034,068
Exchange Traded Fund	1,574,250	-	-	1,574,250
Private Investment Funds	-	7,500,000	15,496,842	22,996,842
Preferred Stock	13,382,820	-	-	13,382,820
Short-Term Investment	3,655,510	-	-	3,655,510
Total	$ 56,214,607	$ 82,030,797	$ 53,625,793	$ 191,871,197

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 716,594	$ -	$ -	$ 716,594
Total	$ 716,594	$ -	$ -	$ 716,594

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2014. Transfers reflected in the table below represent transfers from Level 3 to Level 2 due to non-traded REITs that closed their offering period during the period ended November 30,2014 and are thereafter being valued based upon changes in the value of an appropriate market index.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Real Estate Investment Trusts	Private Investment Funds	Non-Traded Business Develpoment Companies
Beginning Balance		$ 21,455,874	$ 487,660	$ -
Total Realized Gain (loss)		-	-	-
Change in Appreciation (Depreciation)		1,598,327	646,682	4,750
Cost of Purchases		17,300,000	14,362,500	5,700,000
Proceeds from Sales and Return of Capital		-	-	-
Accrued Interest		-	-	-
Net transfers in/out of Level 3		(7,930,000)	-	-
Ending Balance		$ 32,424,201	$ 15,496,842	$ 5,704,750

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2014

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.
Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/29/15

By (Signature and Title)

*/s/Stephanie Pimentel

Stephanie Pimentel Holly, Treasurer

Date 1/29/15